Long-term investments (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Investment [Table Text Block]
	December 31, 2013	December 31, 2012

Weichai Westport Inc. (a)	$14,534	$11,275
Cummins Westport Inc. (b)	7,191	7,126
Other equity accounted for investees	403	717

	$22,128	$19,118

Weichai Westport Inc. [Member]
Schedule of Equity Method Investments [Table Text Block]
Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31, 2013	December 31, 2012

Current assets:
Cash and short-term investments	$4,696	$1,145
Accounts receivable	31,967	21,512
Inventory	80,412	55,109
Other current assets	176	1,053
Long-term assets
Property, plant and equipment	7,021	4,930
Deferred income tax assets	6,874	3,248

Total assets	$131,146	$86,997

Current liabilities:
Accounts payable and accrued liabilities	$71,345	$49,125
Other current liabilities	21,671	12,055

Total liabilities	$93,016	$61,180

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Product revenue	$466,580	$272,086	$84,917

Cost of revenue and expenses:
Cost of product revenue	429,238	247,299	75,581
Operating expenses	22,846	15,022	4,457
	452,084	262,321	80,038

Income before income taxes	14,496	9,765	4,879

Income tax expense	2,315	1,536	1,364

Income for the period	$12,181	$8,229	$3,515

Cummins Westport, Inc. [Member]
Schedule of Equity Method Investments [Table Text Block]
Assets, liabilities, revenue and expenses of CWI are as follows:

	December 31, 2013	December 31, 2012

Current assets:
Cash and short-term investments	$73,736	$44,371
Accounts receivable	4,645	6,995
Current portion of deferred income tax assets	13,958	7,304
Other current assets	210	225
Long-term assets:
Property, plant and equipment	1,096	896
Deferred income tax assets	21,698	9,786

Total assets	$115,343	$69,577

Current liabilities:
Current portion of warranty liability	$18,395	$13,317
Current portion of deferred revenue	5,478	3,862
Accounts payable and accrued liabilities	7,772	9,401
	31,645	26,580

Long-term liabilities:
Warranty liability	49,174	17,501
Deferred revenue	17,815	9,968
Other long-term liabilities	2,400	1,312
	69,389	28,781

Total liabilities	$101,034	$55,361

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Product revenue	$261,012	$161,741	$114,518
Parts revenue	49,639	36,274	24,326
	310,651	198,015	138,844

Cost of revenue and expenses:
Cost of product and parts revenue	246,403	136,575	78,837
Research and development	21,522	12,114	6,720
General and administrative	1,348	1,417	796
Sales and marketing	17,839	12,541	9,659
Foreign exchange (gain) loss	(7)	(18)	17
Bank charges, interest and other	607	472	369
	287,712	163,101	96,398

Income before undernoted	22,939	34,914	42,446

Interest and investment income	117	530	297

Income before income taxes	23,056	35,444	42,743

Income tax expense (recovery):
Current	24,600	16,362	18,602
Deferred	(18,566)	(6,517)	(1,775)
	6,034	9,845	16,827

Income for the period	$17,022	$25,599	$25,916